Lines of credit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lines Of Credit
Beginning balance of Line credit	$ 17,956,033	$ 15,828,155
Advances received on lines of credit	427,839	794,454
Interest incurred on lines of credit	1,731,665	1,644,027
Repayment of interest on lines of credit	(257,666)	(310,603)
Ending balance of Line of credit	$ 19,857,871	$ 17,956,033